Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
INCOME TAXES

16. INCOME TAXES

BVI

The Company is incorporated in the BVI and conducts its primary business operations through the subsidiaries in the PRC and the U.S. Under the current laws of the BVI, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

PRC

The Group’s subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008. Changhe Bio-Medical Technology (Yangzhou) Co., Ltd., Changwei System Technology (Shanghai) Co., Ltd., Anpac Bio-Medical Technology (Shanghai) Co., Ltd. and Shiji (Hainan) Medical Technology Ltd. are entitled to a preferential income tax treatment as they qualify as small and micro-sized enterprises. For the year ended December 31, 2020 and 2021, if the annual taxable income of small and micro-profit enterprises does not exceed RMB1,000, 12.5% shall be included in the taxable income and the enterprise income tax rate shall be 20%; if the annual taxable income exceeds RMB 1,000 but does not exceed RMB 3,000, 50% shall be included in the taxable income and the enterprise income tax shall be paid at the rate of 20%. For year ended December 31, 2022, if the annual taxable income of small and micro- profit enterprises does not exceed RMB 1,000, 12.5% shall be included in the taxable income and the enterprise income tax rate shall be 20%; if the annual taxable income exceeds RMB 1,000 but does not exceed RMB 3,000, 25% shall be included in the taxable income and the enterprise income tax shall be paid at the rate of 20%. Under the PRC Income Tax Laws, an enterprise which qualifies as a High and New Technology Enterprise (“the HNTE”) is entitled to a preferential tax rate of 15% provided it continues to meet HNTE qualification standards on an annual basis. Changwei System Technology (Shanghai) Co., Ltd. qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2021 to 2023.

Dividends, interests, rent and royalties payable by the Group’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with PRC that provides for a reduced withholding tax rate or an exemption from withholding tax.

United States

AnPac US is subject to the U.S. federal corporate income tax at a rate of 21% for the years ended December 31, 2020, 2021 and 2022, respectively. AnPac US is also subject to state income tax in California for the years ended December 31, 2020, 2021 and 2022. Fresh 2 Technology Inc is subject to the U.S. federal corporate income tax at a rate of 21% and state income tax in Delaware for the year ended December 31, 2022.

The Group’s Chinese subsidiaries tax returns filed with Chinese governments for the years after 2019 remain open for statutory examination by PRC tax authorities. The Group’s US subsidiaries tax returns filed with governments remain open for statutory examination by tax authorities in the future.

The Group’s loss before income taxes consisted of:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Non-PRC	(51,328)	(87,641)	(61,696)	(8,945)
PRC	(29,325)	(33,626)	(44,032)	(6,383)
Total	(80,653)	(121,267)	(105,728)	(15,328)

The current and deferred components of income tax benefit appearing in the consolidated statements of comprehensive income are as follows:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Current tax expense	—	—	(28)	(4)
Deferred tax benefit	88	1,180	2,158	313
Total	88	1,180	2,130	309

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the year ended December 31, 2020, 2021 and 2022 applicable to the PRC operations to income tax benefit were as follows:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Loss before income taxes	(80,653)	(121,267)	(105,728)	(15,328)
Income tax benefit computed at the statutory income tax rate at 25%	20,163	30,317	26,432	3,832
Non-deductible expenses*	2,475	(538)	(6,109)	(886)
International rate differences	(9,606)	(18,708)	(13,440)	(1,949)
Preferential tax rate differences	(552)	(1,099)	(938)	(136)
Effect of change in tax rate	—	(1,967)	—	—
Effect of impairment of goodwill	—	—	(3,190)	(462)
Effect of true up of net loss carryforward	—	—	(1,347)	(195)
Change in valuation allowance	(12,392)	(6,825)	722	105
Income tax benefit	88	1,180	2,130	309

Deferred Taxes

The significant components of deferred taxes were as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Deferred tax assets:
Net loss carryforward	40,986	39,451	5,720
Accrued expenses	1,460	2,217	321
Provision for doubtful accounts	1,012	1,068	155
Valuation allowance	(43,458)	(42,736)	(6,196)
Total deferred tax assets.	—	—	—

Deferred tax liabilities:
Long-lived assets arising from acquisitions	(2,158)	—	—
Total deferred tax liabilities.	(2,158)	—	—

The Group operates through several subsidiaries. Valuation allowance is considered for each of the entities.

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2021 and 2022, the Company and all of its subsidiaries were in cumulative loss position, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

As of December 31, 2022, the Group had PRC net operating losses of RMB117,717 (US$ 17,068), which will expire from 2023 to 2027 if not utilized. As of December 31, 2022, the Group had U.S. net operating losses of RMB50,670 (US$7,346) for U.S. federal and state income tax purposes. The Group files state tax returns in both California and Delaware. U.S. federal net operating losses are limited to 80% and can be utilized indefinitely. State net operating losses can be carried forward for 20 years and will begin to expire from 2038 to 2042.